Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Average basic shares	46,992	46,494	46,318
Stock options	8	17	26
Performance shares	171	215	231
Restricted stock units	212	218	183
Average diluted shares	47,383	46,944	46,758